REVENUE RECOGNITION	9 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

8.	REVENUE RECOGNITION

Revenues are recognized as the performance obligations to deliver products or services are satisfied and are recorded based on the amount of consideration the Company expects to receive in exchange for satisfying the performance obligations. Most of the Company’s products and services are marketed to medical device companies with over 93% of all revenues to customers in the United States. Products and services are primarily transferred to customers at a point in time based upon when services are performed or product is shipped. Other selling costs to obtain and fulfill contracts are expensed as incurred due to the short-term nature of a majority of its contracts. The Company extends terms of payment to its customers based on commercially reasonable terms for the markets of its customers, while also considering their credit quality. Shipping and handling costs charged to customers are included in revenue.

The Company disaggregates revenues by product and service types as it believes it best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by economic factors. Technology rights revenue represents amounts paid by customers for rights to use the Company’s intellectual property including product designs, patents, and know-how to manufacture and commercialize their products under specified contractual conditions. Revenues are comprised of the following for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Engineering Design Services	$1,400,780	$1,532,414	$4,745,358	$3,659,667
Optical Components	2,609,983	1,927,963	7,842,804	4,873,294
Medical Device Products and Assemblies	1,037,302	1,190,975	2,832,165	2,351,776
Technology Rights	–	–	600,000	–
Total Revenues	$5,048,065	$4,651,352	$16,020,327	$10,884,737

Contract Assets and Liabilities

The nature of the Company’s products and services does not generally give rise to contract assets as it typically does not incur costs to fulfill a contract before a product or service is provided to a customer. The Company’s costs to obtain contracts are typically in the form of sales commissions paid to employees. The Company has elected to expense sales commissions associated with obtaining a contract as incurred as the amortization period is generally less than one year. These costs have been recorded in selling, general and administrative expenses. As of March 31, 2023, there were no contract assets recorded in the Company’s Consolidated Balance Sheets.

The Company’s contract liabilities arise from unearned revenue received from customers at inception of contracts or where the timing of billing for services precedes satisfaction of our performance obligations. The Company generally satisfies performance obligations within one year from the contract inception date.

Contract liabilities, which were recorded as customer advances in the Company’s Consolidated Balance Sheets, and unearned revenue are comprised of the following:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Contract Liabilities, Beginning of Period	$794,981	$1,137,470	$905,113	$450,084
Assumed in Business Acquisition	–	–	–	826,679
Unearned Revenue Received from Customers	1,020,669	774,316	1,917,775	1,388,700
Revenue Recognized	(427,844)	(893,511)	(1,435,082)	(1,647,188)
Contract Liabilities, End of Period	$1,387,806	$1,018,275	$1,387,806	$1,018,275